AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 95.0%
$350,000	AIMCO CLO Series 2017-AA, 6.300%, (3-Month USD Libor+105 basis points), 4/20/2034[1,2,3]	$346,279
350,000	AMMC CLO XI Ltd. Series 2012-11A, 6.309%, (3-Month USD Libor+101 basis points), 4/30/2031[1,2,3]	346,589
248,783	AMMC CLO XVIII Ltd. Series 2016-18A, 6.524%, (3-Month USD Libor+110 basis points), 5/26/2031[1,2,3]	247,522
250,000	Bain Capital Credit CLO Series 2018-1A, 6.233%, (3-Month USD Libor+96 basis points), 4/23/2031[1,2,3]	247,132
286,396	Barings CLO Ltd. Series 2015-2A, 6.440%, (3-Month USD Libor+119 basis points), 10/20/2030[1,2,3]	284,284
250,000	Battalion CLO XX Ltd. Series 2021-20A, 6.440%, (3-Month USD Libor+118 basis points), 7/15/2034[1,2,3]	243,309
253,295	Burnham Park CLO Ltd. Series 2016-1A, 6.400%, (3-Month USD Libor+115 basis points), 10/20/2029[1,2,3]	252,593
372,169	Cedar Funding VII CLO Ltd. Series 2018-7A, 6.250%, (3-Month USD Libor+100 basis points), 1/20/2031[1,2,3]	369,197
	CIFC Funding Ltd.
290,000	Series 2021-4A, 6.310%, (3-Month USD Libor+105 basis points), 7/15/2033[1,2,3]	286,797
250,000	Series 2014-4RA, 6.430%, (3-Month USD Libor+117 basis points), 1/17/2035[1,2,3]	246,337
250,000	Elmwood CLO IV Ltd. Series 2020-1A, 6.500%, (3-Month USD Libor+124 basis points), 4/15/2033[1,2,3]	248,066
375,000	Generate CLO IV Ltd. Series 4A, 6.340%, (3-Month USD Libor+109 basis points), 4/20/2032[1,2,3]	371,164
375,000	LCM XVIII LP Series 18A, 6.270%, (3-Month USD Libor+102 basis points), 4/20/2031[1,2,3]	370,781
47,080	LCM XX LP Series 20A, 6.290%, (3-Month USD Libor+104 basis points), 10/20/2027[1,2,3]	47,045
136,395	Madison Park Funding XLI Ltd. Series 12A, 6.103%, (3-Month USD Libor+83 basis points), 4/22/2027[1,2,3]	135,524
375,000	Magnetite XII Ltd. Series 2015-12A, 6.360%, (3-Month USD Libor+110 basis points), 10/15/2031[1,2,3]	372,009
224,126	Palmer Square CLO Ltd. Series 2014-1A, 6.390%, (3-Month USD Libor+113 basis points), 1/17/2031[1,2,3]	223,421

AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	Recette CLO Ltd. Series 2015-1A, 6.330%, (3-Month USD Libor+108 basis points), 4/20/2034[1,2,3]	$244,594
300,000	Rockford Tower CLO Ltd. Series 2021-1A, 6.420%, (3-Month USD Libor+117 basis points), 7/20/2034[1,2,3]	294,572
348,882	Shackleton CLO Ltd. Series 2013-4RA, 6.242%, (3-Month USD Libor+100 basis points), 4/13/2031[1,2,3]	344,213
375,000	Symphony CLO XXII Ltd. Series 2020-22A, 6.552%, (3-Month USD Libor+129 basis points), 4/18/2033[1,2,3]	371,006
250,000	Thompson Park CLO Ltd. Series 2021-1A, 6.260%, (3-Month USD Libor+100 basis points), 4/15/2034[1,2,3]	244,695
240,770	TICP CLO IX Ltd. Series 2017-9A, 6.390%, (3-Month USD Libor+114 basis points), 1/20/2031[1,2,3]	239,325
300,000	Vibrant CLO XI Ltd. Series 2019-11A, 6.370%, (3-Month USD Libor+112 basis points), 7/20/2032[1,2,3]	294,033
375,000	Voya CLO Ltd. Series 2018-3A, 6.410%, (3-Month USD Libor+115 basis points), 10/15/2031[1,2,3]	372,260
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,083,642)	7,042,747
	TOTAL INVESTMENTS — 95.0%
	(Cost $7,083,642)	7,042,747
	Other Assets in Excess of Liabilities — 5.0%	367,270
	TOTAL NET ASSETS — 100.0%	$7,410,017

LP – Limited Partnership

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,042,747, which represents 95.0% of total net assets of the Fund.